PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2 0 1 7	2 0 1 6

Government institutions	89	69
Prepaid expenses	261	117
Deposits	55	56
Other assets	1	-
	406	242